Accumulated losses/Retained Earnings	12 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accumulated losses/Retained Earnings
(21) Accumulated losses/Retained Earnings
Movements in accumulated losses were as follows:

	2024	2023	2022

	(In thousands of US Dollars)
As of July 1	(39,649)	(24,432)	(18,239)
Loss during the year	(293,445)	(15,217)	(6,193)
As of June 30	(333,094)	(39,649)	(24,432)